PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

NOTE 7 -      PROPERTY AND EQUIPMENT, NET

A. Property and equipment, net consists of the following:

	US dollars
	December 31,
(in thousands)	2020	2019
Cost:
Operating equipment (*)	47,647	59,888
Office furniture, equipment and computers	50,851	44,599
Land	1,819	1,914
Buildings	6,415	6,453
Vehicles	9,498	8,753
Leasehold improvements	9,515	8,208
	125,745	129,815
Less – accumulated depreciation (**)	(88,092)	(83,915)
Total property and equipment, net	37,653	45,900

(*)	As of December 31, 2020, and 2019, an amount of US$ 29.4 million and US$ 36.3 million is subject to operating lease transactions, respectively.

(**)	As of December 31, 2020, and 2019, an amount of US$ 17.0 million and US$ 20.2 million is subject to operating lease transactions, respectively.